Interest Expense - Summary of Interest Expense (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest costs [abstract]
Interest on Bank loans	¥ 1,677	¥ 3,094	¥ 2,134
Other loans	14,342	15,476	16,313
Lease liabilities	6,297	7,476
Accretion expense (Note 32)	5,107	5,525	5,678
Less: Amounts capitalized	(895)	(1,162)	(1,407)
Interest expense	¥ 26,528	¥ 30,409	¥ 22,718	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, the comparative information is not restated in this respect (see Note 3(ac)).